FAIR VALUE MEASUREMENTS - Valuation Assumptions (Details)	Sep. 30, 2021 year	Dec. 31, 2020 year	Dec. 31, 2019 year
Fair value of underlying preferred stock | Series A Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants	14.24	2.00	2.29
Fair value of underlying preferred stock | Series D Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants	14.82	7.21
Expected life (years) | Series A Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants		2.00	6.98
Expected life (years) | Series A Warrants | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants	0.08
Expected life (years) | Series A Warrants | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants	1.25
Expected life (years) | Series D Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants		2.00
Expected life (years) | Series D Warrants | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants	0.08
Expected life (years) | Series D Warrants | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants	1.25
Expected volatility | Series A Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants		0.757	0.700
Expected volatility | Series A Warrants | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants	0.450
Expected volatility | Series A Warrants | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants	0.740
Expected volatility | Series D Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants		0.757
Expected volatility | Series D Warrants | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants	0.450
Expected volatility | Series D Warrants | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants	0.740
Risk-free interest rate | Series A Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants		0.0013	0.0157
Risk-free interest rate | Series A Warrants | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants	0.0004
Risk-free interest rate | Series A Warrants | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants	0.0014
Risk-free interest rate | Series D Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants		0.0013
Risk-free interest rate | Series D Warrants | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants	0.0004
Risk-free interest rate | Series D Warrants | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants	0.0014